Submission	Mar. 07, 2025
Submission [Line Items]
Central Index Key	0000715957
Registrant Name	Dominion Energy, Inc.
Registration File Number	333-269879
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES